CORPORATE INCOME TAX	12 Months Ended
Dec. 31, 2023
CORPORATE INCOME TAX
CORPORATE INCOME TAX

18.CORPORATE INCOME TAX

The tax report filed by the entities under the Group is subject to examination by the tax authorities. As the application of tax laws and regulations is susceptible to varying interpretations, the amounts reported in the consolidated financial statements are more-likely-than-not and could change based on the interpretation of tax law by the relevant legal authorities.

The major components of tax expense for the years ended December 31, 2023, 2022 and 2021 were:

	For the year ended December 31,
	2021	2022	2023	2023
	VND million	VND million	VND million	USD
Income taxes
Current income tax expense	58,701	—	111,426	4,668,859
Deferred income tax expense/(income)	150,536	946,738	(22,294)	(934,174)
Income tax expense reported in the consolidated statement of operations	209,237	946,738	89,132	3,734,685

18.CORPORATE INCOME TAX (continued)

The reconciliation of tax computed by applying the Vietnam’s statutory tax rate of 20% to the Group’s income tax expense of the years presented are as follows:

	For the year ended December 31,
	2021	2022	2023	2023
	VND million	VND million	VND million	USD
Loss before tax expense	(32,009,724)	(48,902,132)	(57,340,446)	(2,402,599,765)
Income tax benefit computed at the Vietnam statutory tax rate of 20%	(6,401,985)	(9,780,426)	(11,468,089)	(480,519,945)
Effect of preferential tax rates	3,086,200	4,397,659	5,189,246	217,432,638
Foreign tax rates differential	(128,853)	(232,379)	(348,459)	(14,600,645)
Non-deductible expenses	181,983	684,104	2,411,043	101,024,110
Change in valuation allowance	3,471,892	5,877,780	4,305,391	180,398,527
Estimated income tax expense	209,237	946,738	89,132	3,734,685

The Vietnam statutory income tax rate was used because the majority of the Group’s operations are based in Vietnam.

18.1 Current corporate income tax

Singapore

The Company incorporated in Singapore is subject to the Singapore Corporate Tax rate of 17% for the years ended December 31, 2023.

Vietnam

The statutory corporate income tax rate applied for subsidiaries in Vietnam is 20% of taxable income. For VinFast Vietnam, the entity was granted an incentive generated from investment project with the tax rate of 10% in the first consecutively 15 years commencing from the first year (2018) in which income from investment project is generated. VinFast Vietnam is entitled to an exemption from CIT for investment project for 4 years commencing from the first year (2021) in which a taxable income from investment project is earned, and a 50% reduction of CIT for the subsequent 9 years. Accordingly, for fiscal year 2023, VinFast Vietnam is entitled to a preferential tax rate of 10% and CIT exemption, leading to the effective tax rate of 0%.

Others

The CIT rates applicable to subsidiaries established in countries other than Singapore and Vietnam vary depending on the regulations of the local tax authorities.

18.CORPORATE INCOME TAX (continued)

18.2 Deferred tax

	For the year ended December 31,
	2021	2022	2023	2023
			(Restated)	(Restated)
	VND million	VND million	VND million	USD
Deferred tax assets
Unrecognised tax loss carried forward	1,745,182	3,238,531	5,063,200	212,151,177
Deferred tax assets from lease back transaction	—	2,806,243	3,159,925	132,402,791
Written-off R&D expenses	118,549	877,778	2,135,639	89,484,581
Lease liabilities	384,044	904,451	1,063,152	44,546,719
Exceeding-deductible-cap interest expense carried forward	430,351	728,237	1,119,351	46,901,492
Start-up costs	—	704,720	794,479	33,289,156
Provision for net realizable value of inventory	11,281	192,142	446,205	18,696,262
Impairment of lease assets	—	122,954	44,663	1,871,407
Others	534,947	173,872	728,464	30,523,087
Total deferred tax assets	3,224,354	9,748,928	14,555,078	609,866,672
Less valuation allowance	(2,840,310)	(7,570,934)	(12,056,112)	(505,158,468)
Total deferred tax assets, net amount	384,044	2,177,994	2,498,966	104,708,204
Deferred tax liabilities
Deferred tax liabilities from lease back transaction	—	(2,115,120)	(2,202,528)	(92,287,271)
Right-of-use assets	(384,044)	(904,451)	(1,063,152)	(44,546,719)
Others	(1,243)	(106,404)	(158,973)	(6,661,066)
Total deferred tax liabilities	(385,287)	(3,125,975)	(3,424,653)	(143,495,056)
Net deferred tax liabilities	(1,243)	(947,981)	(925,687)	(38,786,852)
Reflected in the consolidated balance sheet as follows:
Deferred tax assets	50,219	—	—	—
Deferred tax liabilities	(51,462)	(947,981)	(925,687)	(38,786,852)
Deferred tax liabilities, net	(1,243)	(947,981)	(925,687)	(38,786,852)

18.CORPORATE INCOME TAX (continued)

18.3 Valuation allowance for deferred tax assets

Full valuation allowances have been provided where, based on all available evidence, management determined that it is more likely than not that deferred tax assets will not be realizable in future tax years. Movement of valuation allowance is as follow:

	For the year ended December 31,
	2021	2022	2023	2023
	VND million	VND million	VND million	USD
Balance at beginning of the year	1,721,902	2,840,310	7,570,934	317,226,766
Additions	1,118,408	4,730,624	4,485,178	187,931,702
Balance at end of the year	2,840,310	7,570,934	12,056,112	505,158,468

Tax losses carried forward

The tax losses carried forward mainly come from Vietnamese entities, which are entitled to carry tax losses forward to offset against taxable income arising within five years subsequent to the year in which the loss was incurred.

As of December 31, 2023, the Group had accumulated tax losses of VND71,007.6 billion (USD2,975.3 million) available for offset against future taxable profit. These are estimated accumulated tax losses as per the CIT declarations of the consolidated entities which have not been finalized by the local tax authorities as of the date of these consolidated financial statements.

No deferred tax assets have been recognized in respect of these accumulated tax losses because future taxable profit cannot be ascertained at this stage.

The Group has tax losses mainly arising in Vietnam that will expire in several years for deduction against future taxable profit:

				Tax losses amount
		Tax losses amount		after fortfeit
		(Restated)	Forfeited amount	(Restated)
Originating year	Can be utilized up to	VND million	VND million	VND million
2018	2023	38,141	(38,141)	—
2019	2024	3,159,750	—	3,159,750
2020	2025	10,146,449	—	10,146,449
2021	2026	16,833,932	—	16,833,932
2022	2027	26,647,819	—	26,647,819
2023	2028	5,032,327	—	5,032,327
TOTAL		61,858,418	(38,141)	61,820,277

As of December 31, 2023, the Group has tax losses arising in subsidiaries other than Vietnam of VND9,187.3 billion (USD385 million) that will be carried for deduction against future taxable profit depending on the local tax regulations.

Interest expense exceeds the prescribed threshold

The Group is entitled to carry forward interest expense exceeding the prescribed threshold that have not been deducted when calculating CIT for the current year (“non-deductible interest expenses”) to the following year when determining the total deductible interest expenses of the following year. The subsequent period that the interest expense can be carried forward to will not exceed consecutive period of 5 years subsequent to the year in which the non-deductible interest expense incurred. No deferred tax assets were recognised in respect of the remaining non-deductible interest expense because of the uncertainty in predicting whether this non-deductible interest expense will be carried forward in the remaining time limit or not.

18.CORPORATE INCOME TAX (continued)

Uncertain tax position

The management takes into account the requirement of ASC 740 for all uncertainty over income tax treatments. In determining the treatment for uncertain tax positions, the management considers either the probability of whether the relevant taxation authority will accept the tax treatment under tax law or preparing its income tax filings and supporting tax treatments. Based on the reasonable estimates and prudent judgements of the management, it is more likely than not that the taxation authority will accept all uncertain tax treatments of the Group. Accordingly, the Group did not record any uncertain tax position as of December 31, 2023, 2022 and 2021.

Income tax returns are filed in multiple jurisdictions and are subject to examination by taxing authorities throughout the world. We have open tax years from 2020 to 2023 with various significant tax jurisdictions. Tax authorities may have the ability to review and adjust net operating loss or tax credit carryforwards that were generated prior to these periods if utilized in an open tax year. These open years contain matters that could be subject to differing interpretations of applicable tax laws and regulations as they relate to the amount, character, timing or inclusion of revenue and expenses or the sustainability of income tax credits for a given audit cycle.